Consolidated Balance Sheet - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash and cash equivalents	$ 21,378	$ 75,605
Marketable securities	14,415	14,880
Accounts receivable, net
Inventory	331,548	435,103
Deposits and advances	288,842	418,590
Total current assets	656,183	944,178
Property, plant and equipment, net	55,196	66,250
Non-Marketable securities
Deferred tax assets		64,241
Total long-term assets	55,196	130,491
Total assets	711,379	1,074,669
Current liabilities:
Accounts payable	3,976	7,776
Accrued liabilities and others	55,571	82,982
Borrowings	1,158,390	886,808
Total current liabilities	1,217,937	977,566
Long-term loans
Other liabilities
Operating lease liability
Total non-current liabilities
Total liabilities	1,217,937	977,566
Commitments and Contingencies – See Note 11
Stockholders’ equity:
Common stock, $ 0.01 par value: 20,000,000 shares authorised as of March 31, 2023 (March 31, 2022; 20,000,000 shares); 19,147,698 (March 31, 2022; 19,140,849) shares issued or outstanding as of March 31, 2023.	191,477	191,408
Share Premium	149,614	124,682
Profit on Consolidation	87,756	87,756
Non Controlling Interest	(14,979)	5,696
Other Comprehensive income	51,057	4,771
Accumulated deficit	(971,483)	(317,210)
Total stockholders’ equity	(506,558)	97,103
Total liabilities and stockholders’ equity	$ 711,379	$ 1,074,669